Share capital (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of Detail of Share Capital Transactions
Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2023		1,414	312,742	47,133,328
June 22, 2024	Capital increase (AGA 2022)	9	—	293,523
December 31, 2024	Prior period adjustments		1
December 31, 2024		1,423	312,743	47,426,851
June 27, 2025	Capital increase (AGA 2023)	24	—	809,820
December 31, 2025	Capital increase (OSA & BSPCE)	5	1,656	173,397
December 31, 2025		1,452	314,399	48,410,068

Disclosure of Detail of Change in Founders' Warrants, Warrants and Free Shares
Founders’ warrants (BSPCE)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2025	Issued	Exercised	Forfeited	Outstanding at December 31, 2025	Number of shares issuable
BSPCE 2015-1	February 10, 2015	18.57	67,750	—	—	(67,750)	—	—
BSPCE 2015-3	June 10, 2015	20.28	27,350	—	—	(27,350)	—	—
BSPCE 2016	February 2, 2016	14.46	194,917	—	(72,867)	—	122,050	122,050
BSPCE 2017	January 7, 2017	15.93	177,050	—	(3,000)	—	174,050	174,050
Total			467,067	—	(75,867)	(95,100)	296,100	296,100

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
BSPCE 09-2014	September 16, 2014	18.68	85,750	—	—	(85,750)	—	—
BSPCE 2015-1	February 10, 2015	18.57	68,100	—	—	(350)	67,750	67,750
BSPCE 2015-3	June 10, 2015	20.28	28,400	—	—	(1,050)	27,350	27,350
BSPCE 2016	February 2, 2016	14.46	197,017	—	—	(2,100)	194,917	194,917
BSPCE 2017	January 7, 2017	15.93	178,100	—	—	(1,050)	177,050	177,050
Total			557,367	—	—	(90,300)	467,067	467,067
Warrant Plans (BSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2025	Issued	Exercised	Forfeited	Outstanding at December 31, 2025	Number of shares issuable*
BSA 2014	September 16, 2014	17.67	—	—	—	—	—	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	(21,000)	—	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	(64,000)	—	—
BSA 2018-1	March 6, 2018	13.55	—	—	—	—	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			141,251	—	—	(85,000)	56,251	14,431

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable*
BSA 2014	September 16, 2014	17.67	10,000	—	—	(10,000)	—	—
BSA 2015-1	February 10, 2015	17.67	21,000	—	—	—	21,000	—
BSA 2015-2(a)	June 25, 2015	19.54	64,000	—	—	—	64,000	—
BSA 2018-1	March 6, 2018	13.55	—	—	—	—	—	—
BSA 2018-2	July 27, 2018	16.10	5,820	—	—	—	5,820	—
BSA 2019-1	March 29, 2019	11.66	18,000	—	—	—	18,000	—
BSA 2020	March 17, 2020	6.59	18,000	—	—	—	18,000	—
BSA 2021 (a)	April 21, 2021	13.47	14,431	—	—	—	14,431	14,431
Total			151,251	—	—	(10,000)	141,251	14,431
*Number of shares issuable subject to performance conditions
Free share plans (AGA)

Type	Grant date	Outstanding at January 1, 2025	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2025	Number of shares exercisable
AGA 2022	June 22, 2022	—	—	—	—	—	—
AGA 2023 - P1	June 27, 2023	392,460	—	(392,060)	—	—	—
AGA 2023 - P2	June 27, 2023	423,460	—	(417,760)	(5,700)	—	—
Total		815,920	—	(809,820)	(5,700)	—	—

Type	Grant date	Outstanding at January 1, 2024	Issued	Definitively vested	Forfeited	Outstanding at December 31, 2024	Number of shares exercisable
AGA 2022	June 22, 2022	293,776	—	(293,523)	(253)	—	—
AGA 2023 - P1	June 27, 2023	400,960	—	—	(8,500)	392,460	392,460
AGA 2023 - P2	June 27, 2023	432,560	—	—	(9,100)	423,460	423,460
Total		1,127,296	—	(293,523)	(17,853)	815,920	815,920

Disclosure of Detail of Change in Stock Options
Stock Option Plans (OSA)

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2025	Issued	Exercised	Forfeited	Outstanding at December 31, 2025	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	50,000	—	—	—	50,000	50,000
OSA 2019-1	March 29, 2019	11.08	24,750	—	—	—	24,750	24,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	50,000
OSA 2020	March 11, 2020	6.25	368,707	—	(53,900)	(8,000)	306,807	306,807
OSA 2021-04	April 20, 2021	13.74	384,132	—	—	(5,000)	379,132	72,592
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	6,600
OSA 2022-06	June 22, 2022	4.16	519,413	—	—	(15,713)	485,456	392,585
OSA 2023-01	July 20, 2023	5.00	318,860	—	—	—	318,860	106,287
OSA 2024-01	May 23, 2024	5.81	1,221,540	—	(25,286)	(2,110)	1,194,144	398,048
OSA 2025-01	February 18, 2025	3.36	—	8,000	—	—	8,000	—
OSA 2025-02	May 16, 2025	2.97	—	1,241,005	(100)	(1)	1,240,904	—
Total			3,512,302	1,249,005	(97,530)	(30,824)	4,632,953	1,412,569

Type	Grant date	Exercise price (in euros)	Outstanding at January 1, 2024	Issued	Exercised	Forfeited	Outstanding at December 31, 2024	Number of shares issuable
OSA 2016-1	February 2, 2016	13.05	400	—	—	—	400	400
OSA 2016-2	November 3, 2016	14.26	4,000	—	—	—	4,000	4,000
OSA 2017	January 7, 2017	14.97	500	—	—	—	500	500
OSA 2018	March 6, 2018	12.87	52,000	—	—	(2,000)	50,000	50,000
OSA 2019-1	March 29, 2019	11.08	25,750	—	—	(1,000)	24,750	24,750
OSA LLY 2019	October 24, 2019	6.41	500,000	—	—	—	500,000	—
OSA 2020	March 11, 2020	6.25	377,775	—	—	(9,068)	368,707	368,707
OSA 2021-04	April 20, 2021	13.74	396,200	—	—	(12,068)	384,132	38,532
OSA 2021-06	June 21, 2021	12.99	120,000	—	—	—	120,000	60,000
OSA 2022-06	June 22, 2022	4.16	540,690	—	—	(21,277)	519,413	286,750
OSA 2023-01	July 20, 2023	5.00	318,860	—	—	—	318,860	106,288
OSA 2024-01	May 23, 2024	5.81	—	1,224,780	—	(3,240)	1,221,540	—
Total			2,336,175	1,224,780	—	(48,653)	3,512,302	939,927